LOANS AND NOTE PAYABLE (Details Narrative)	Dec. 31, 2022 USD ($)	Dec. 20, 2022 USD ($)	Nov. 08, 2022 USD ($)	Oct. 08, 2022 USD ($)	Aug. 08, 2022 USD ($)	Jul. 14, 2021 USD ($)	Jul. 14, 2021 CAD ($)	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Line of credit initial drawn amount					$ 200,000
Line of credit fee percentange					3.00%
Line of credit interest rate					1.93%
Line of credit	$ 134,210
Carrying value of merchant loan	1,097,742
Cash proceeds						$ 2,781,593	$ 3,504,346
Revenue Purchase Agreements [Member]
Debt Instrument [Line Items]
Carrying value of merchant loan	164,636
Cash proceeds				$ 245,000
Debt Instrument, Periodic Payment				$ 8,208
Percentage of sales adjusted				10.00%
Repaid total amount				$ 328,300
Loan Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment	20,736
Merchant Loan [Member]
Debt Instrument [Line Items]
Proceeds from loans			$ 355,000		$ 250,000
Repayments of loans			401,150		282,500
Cost of borrowing			$ 46,150		32,500
Carrying value of merchant loan	319,742
Bridge Loan [Member]
Debt Instrument [Line Items]
Carrying value of merchant loan	184,154
Cash proceeds		$ 200,000
Debt Instrument, Periodic Payment		2,092
Repaid total amount		$ 272,000
Insurance Financing [Member]
Debt Instrument [Line Items]
Carrying value of merchant loan	$ 225,000
Celtic Bank Corporation [Member]
Debt Instrument [Line Items]
Line of credit maximum draw amount					$ 200,000